CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND TIME DEPOSITS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND TIME DEPOSITS
Restricted cash		¥ 2,152,492		¥ 2,014,747
Time deposits				72,700
Restricted cash and time deposits	$ 330,832	2,152,492		2,087,447
Cash and cash equivalents	$ 4,265,202	27,750,686	$ 3,660,104	23,813,736	¥ 20,762,306	¥ 16,385,252
Total cash and cash equivalents, and cash and cash equivalents restricted		¥ 29,903,178		¥ 25,901,183